ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
NET REVENUES
- Educational program and services	$ 61,088	¥ 395,715	¥ 411,998	¥ 536,511
Total net revenues		395,715	411,998	536,511
Cost of revenues
- Educational program and services	(37,967)	(245,945)	(274,036)	(361,573)
Total cost of revenues		(245,945)	(274,036)	(361,573)
GROSS PROFIT	23,121	149,770	137,962	174,938
Operating expenses:
Selling and marketing	(8,569)	(55,511)	(80,377)	(151,480)
General and administrative	(43,322)	(280,634)	(508,544)	(471,915)
Research and development	(1,128)	(7,308)	(12,259)	(19,545)
Total operating expenses	(78,082)	(505,804)	(893,757)	(727,186)
OPERATING LOSS	(54,961)	(356,034)	(755,795)	(552,248)
OTHER EXPENSE
Interest expenses, net	$ (7,875)	¥ (51,015)	(121,794)	¥ (13,673)
Loss from extinguishment of debt			(143,901)
Foreign exchange losses, net	$ (28)	¥ (183)	(580)	¥ (109)
Other expenses, net	75	486	(8,989)	(8,150)
Income tax	18,365	118,963	(1,135)	10,424
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	$ 9,841	¥ 63,739	¥ (1,076,813)	¥ (906,818)
Parent Company [Member]
NET REVENUES
- Educational program and services
- Software products
Total net revenues
Cost of revenues
- Educational program and services
- Software products
Total cost of revenues
GROSS PROFIT
Operating expenses:
Selling and marketing	$ (63)	¥ (410)	¥ (348)	¥ (2,733)
General and administrative	(12,282)	(79,562)	(229,814)	(57,453)
Research and development	(102)	(660)	(144)	(742)
Total operating expenses	(12,447)	(80,632)	(230,306)	(60,928)
OPERATING LOSS	(12,447)	(80,632)	(230,306)	(60,928)
Share of income (loss) from subsidiaries	28,157	182,396	(609,711)	(833,867)
OTHER EXPENSE
Interest expenses, net	$ (8,730)	¥ (56,549)	(91,064)	¥ (8,386)
Loss from extinguishment of debt			(143,901)
Foreign exchange losses, net			(459)
Other expenses, net	$ (20)	¥ (131)	¥ (1,372)	¥ (3,637)
Income tax
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	$ 6,960	¥ 45,084	¥ (1,076,813)	¥ (906,818)